Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details Textual) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) lease Segment	Sep. 20, 2019 USD ($)	May 01, 2019 USD ($)	Mar. 01, 2019 USD ($)	Jan. 01, 2019 USD ($) lease	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Cash equivalents or restrictions on cash		$ 0					$ 0
FDIC insured limit		$ 250,000
Number of reportable segments | Segment	1	1
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of ground leases | lease		3				2
Right of use asset	$ 40,286	$ 41,347	$ 16,300				0
Lease liability	$ 45,486	$ 45,020	16,300	$ 600	$ 600		$ 0
Discount rate (percent)						5.36%
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset						$ 25,500
Lease liability						$ 27,600
Chicago Illinois Office
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset				$ 600	$ 600
Discount rate (percent)					3.94%
McKesson II
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset			$ 16,300
Discount rate (percent)			4.36%